UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               11/14/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 58
                                        -------------------

Form 13F Information Table Value Total: $ 86,628
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
-----------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                          NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                       VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                             (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                         SHARED
                                                                             SOLE  SHARED OTHER
-----------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                       Common Stock    88579Y101    1,616,000    14,700     SOLE                           X
AT&T Corporation         Common Stock    001957109       10,000       900     SOLE                           X
AT&T WIRELESS CORP       Common Stock    001957406      101,000    24,570     SOLE                           X
ABBOTT LABORATORIES      Common Stock    002824100    2,929,000    72,500     SOLE                           X
AGILENT TECHNOLOGIES     Common Stock    00846U101      406,000    31,112     SOLE                           X
AMBAC FINANCIAL GROUP    Common Stock    023139108    1,293,000    24,000     SOLE                           X
AMERICA ONLINE           Common Stock    02364J104    1,021,000    87,300     SOLE                           X
AMERICAN EXPRESS CO.     Common Stock    025816109      639,000    20,500     SOLE                           X
AMERICAN INTL. GROUP     Common Stock    026874107    2,691,000    49,209     SOLE                           X
AMGEN INC.               Common Stock    031162100    1,144,000    27,440     SOLE                           X
AVON PRODUCTS            Common Stock    054303102    1,599,000    34,700     SOLE                           X
BARR LABS                Common Stock    068306109      666,000    10,700     SOLE                           X
BAXTER INTERNATIONAL     Common Stock    071813109    1,573,000    51,500     SOLE                           X
CHUBB INSURANCE          Common Stock    171232101    1,107,000    20,200     SOLE                           X
CIENA CORPORATION        Common Stock    171779101       47,000    16,000     SOLE                           X
CISCO SYSTEMS            Common Stock    17275R102      562,000    53,648     SOLE                           X
CITIGROUP                Common Stock    172967101    1,773,000    59,801     SOLE                           X
COCA COLA                Common Stock    191216100    3,329,000    69,425     SOLE                           X
COMPUTER SCIENCES        Common Stock    205363104      786,000    28,300     SOLE                           X
CORNING INC.             Common Stock    219350105       81,000    51,200     SOLE                           X
CORVIS CORPORATION       Common Stock    221009103        6,000    11,500     SOLE                           X
DISNEY (WALT) CO.        Common Stock    254687106      684,000    45,200     SOLE                           X
DONALDSON CORP           Common Stock    257651109      923,000    26,900     SOLE                           X
EMC CORP                 Common Stock    268648102      235,000    51,501     SOLE                           X
EXXON MOBIL              Common Stock    30231G102    1,940,000    60,844     SOLE                           X
FEDERAL NATL. MTG.       Common Stock    313586109    1,372,000    23,060     SOLE                           X
GENERAL ELECTRIC         Common Stock    369604103    2,533,000   102,780     SOLE                           X
GILLETTE COMPANY         Common Stock    375766102    1,855,000    62,700     SOLE                           X
HOME DEPOT               Common Stock    437076102    1,916,000    73,411     SOLE                           X
HONEYWELL INTL           Common Stock    438516106      695,000    32,100     SOLE                           X
IBM CORPORATION          Common Stock    459200101    1,548,000    26,556     SOLE                           X
IMPATH INC.              Common Stock    45255G101      167,000    13,000     SOLE                           X
INTEL CORP.              Common Stock    458140100      889,000    64,040     SOLE                           X
INTERNET CAPITAL GROUP   Common Stock    46059C106        1,900    10,000     SOLE                           X
JOHNSON & JOHNSON        Common Stock    478160104    6,134,000   113,440     SOLE                           X
KING PHARMACEUTICALS     Common Stock    495582108      407,000    22,400     SOLE                           X
LILLY (ELI) & CO.        Common Stock    532457108    1,660,000    30,000     SOLE                           X
LOCKHEED MARTIN CORP     Common Stock    539830109    1,636,000    25,300     SOLE                           X
LUCENT TECHNOLOGIES      Common Stock    549463107       37,000    49,668     SOLE                           X
MBNA CORP.               Common Stock    55262L100    1,494,000    81,328     SOLE                           X
MERCK & CO.              Common Stock    589331107    1,590,000    34,800     SOLE                           X
MERRILL LYNCH            Common Stock    590188108    1,515,000    46,000     SOLE                           X
MOTOROLA, INC.           Common Stock    620076109      423,000    41,600     SOLE                           X
NETWORK APPLIANCE        Common Stock    64120J104      233,000    31,800     SOLE                           X
NOKIA CORP               Common Stock    654902204      230,000    17,400     SOLE                           X
NORTEL NETWORKS          Common Stock    656568102       15,000    27,900     SOLE                           X
ORACLE CORPORATION       Common Stock    68389X105    2,106,000   268,000     SOLE                           X
PAYCHEX INC              Common Stock    704326107    1,850,000    76,250     SOLE                           X
PEPSICO                  Common Stock    713448108      482,000    13,055     SOLE                           X
PFIZER                   Common Stock    717081103    1,361,000    46,900     SOLE                           X
PROCTER & GAMBLE         Common Stock    742718109    2,904,000    32,500     SOLE                           X
QUALCOMM                 Common Stock    747525103    1,079,000    39,100     SOLE                           X
RYAN'S FAMILY STEAKHOUSE Common Stock    783519101      910,000    74,850     SOLE                           X
SUN MICROSYSTEMS         Common Stock    866810104       27,000    10,600     SOLE                           X
UNITED PARCEL SERVICE    Common Stock    911312106   15,770,000   252,200     SOLE                           X
VERIZON                  Common Stock    92343V104    1,045,000    38,118     SOLE                           X
WM WRIGLEY JR. CO.       Common Stock    982526105    1,831,000    37,000     SOLE                           X
WATERS CORP              Common Stock    941848103    3,751,000   154,700     SOLE                           X